INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST EXPENSES
Interest expenses for margin financing - Due to banks	$ 45,545	$ 36,206	$ 37,983
Interest expenses for margin financing - Due to other licensed financial institutions	38,246	28,636	24,194
Interest expenses for margin financing - Due to other parties		3,930	28,771
Interest expenses for securities borrowed - Due to clients	7,984	1,298
Interest expenses for securities borrowed - Due to brokers	13,853	9,077	1,814
Interest expenses for IPO financing - Due to banks	79,337	10,091	2,862
Interest expenses for IPO financing - Due to other parties	125
Total	$ 185,090	$ 89,238	$ 95,624